UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • July 31, 2011 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE

	Agency Adjustable Rate Mortgages (1.2%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$167		5.47%	01/01/38	$178,894
249		5.716	03/01/37	264,766
	IO REMIC
1,068		5.954	07/15/37	179,965
	Federal National Mortgage Association,
233	Conventional Pools:	6.037	10/25/40	259,946
	Total Agency Adjustable Rate Mortgages (Cost $845,482)			883,571

	Agency Fixed Rate Mortgages (73.8%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
399		9.50	01/01/17–02/01/19	456,436
457		10.00	04/01/16–12/01/20	518,271
	Gold Pools:
1,294		4.50	09/01/35–01/01/36	1,361,052
4,691		5.00	08/01/35–08/01/40	5,020,002
2,453		5.50	01/01/36–11/01/37	2,666,777
3,147		6.00	12/01/37–10/01/38	3,472,945
321		6.50	06/01/29–09/01/33	365,187
259		7.50	04/01/20–05/01/35	303,334
106		8.00	08/01/32	126,937
166		8.50	08/01/31	202,470
64		10.00	10/01/21	73,770
	Federal National Mortgage Association,
255		5.50	03/01/37	278,587
	August TBA:
885		4.00	(a)	899,105
7,250		4.50	(a)	7,569,453
1,135		5.50	(a)	1,230,057
925		6.00	(a)	1,017,319
	Conventional Pools:
2,471		4.00	02/01/41	2,512,988
5,040		4.50	11/01/23–04/01/41	5,273,082
2,235		5.00	12/01/35–03/01/39	2,398,931
6,464		5.50	05/01/35–05/01/38	7,045,537
2,622		6.00	01/01/37–10/01/38	2,894,215
2,002		6.50	02/01/28–12/01/33	2,276,200
42		7.00	07/01/23–06/01/32	49,258
309		7.50	08/01/37	362,984
311		8.00	04/01/33	366,372
281		8.50	10/01/32	331,949
616		9.50	04/01/30	745,576
13		9.75	03/01/16	13,058
87		10.00	10/01/18	100,080
	Government National Mortgage Association,
	August TBA:
230		4.00	(a)	237,834
	Various Pools:
4,436		4.50	04/15/39–08/15/39	4,746,619
339		6.50	08/15/25–05/15/29	387,276
98		8.00	05/20/30	116,623
405		11.00	04/15/21	443,510
	Total Agency Fixed Rate Mortgages (Cost $53,791,180)			55,863,794

	Asset-Backed Securities (2.6%)
575	Citigroup Mortgage Loan Trust, Inc. (b)	5.53	11/25/34	539,942

$788	GSAA Trust	5.246	(c)%	06/25/34	$791,374
339	SLC Student Loan Trust (d)	4.00	(c)	07/15/42	353,887
248	Textainer Marine Containers Ltd. (Bermuda) (d)	4.70		06/15/26	248,645
	Total Asset-Backed Securities (Cost $1,756,231)				1,933,848

	Collateralized Mortgage Obligations - Agency Collateral Series (9.7%)
	Federal Home Loan Mortgage Corporation,
	IO REMIC
899		5.00		12/15/20	100,970
7,802		5.764	(c)	06/15/41	974,947
989		5.784	(c)	06/15/40	156,982
3,441		6.284	(c)	06/15/40	748,579
	IO STRIPS
554		7.00		06/01/30	141,683
487		7.50		12/01/29	109,235
2		8.00		01/01/28	348
	REMIC
452	(e)	22.272	(c)	05/15/41	544,332
	Federal National Mortgage Association,
	IO
2,877		6.203	(c)	09/25/20	660,534
	IO REMIC
523		5.00		08/25/37	53,849
2,724		5.713	(c)	07/25/41	359,084
928		6.513	(c)	02/25/24	99,495
	IO STRIPS
213		7.00		11/01/27	44,644
400		8.00		05/01/30–06/01/30	96,352
240		8.50		10/01/24	56,672
	REMIC
477		1.419	(c)	12/25/23	487,436
317		6.73	(c)	04/25/39	345,149
	Government National Mortgage Association,
	IO REMIC
4,903		0.847	(c)	08/20/58	159,332
1,964		4.50		06/20/39–08/20/39	395,167
341		5.00		02/16/41	96,435
1,094		5.264	(c)	06/20/41	175,960
1,135		6.064	(c)	10/20/37	119,971
1,464		6.364	(c)	08/16/34	281,788
1,073		6.394	(c)	06/20/40	196,508
2,343		6.414	(c)	09/20/40–04/16/41	514,868
1,150		6.484	(c)	04/16/41	199,499
1,004		6.614	(c)	08/16/36	194,905
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $6,348,545)				7,314,724

	Commercial Mortgage Backed Securities (4.8%)
210	Banc of America Commercial Mortgage, Inc.	5.657	(c)	04/10/49	194,552
190	Bear Stearns Commercial Mortgage Securities	5.363		02/11/44	175,741
330	Citigroup Commercial Mortgage Trust (b)	5.698	(c)	12/10/49	329,984
100	DBUBS Mortgage Trust (d)	5.446	(c)	07/10/44	94,056
135	FREMF Mortgage Trust	5.332		04/25/21	130,140
	Greenwich Capital Commercial Funding Corp.
350		5.475		03/10/39	341,691
565		5.867	(c)	12/10/49	522,558
	JP Morgan Chase Commercial Mortgage Securities Corp.
190		5.742	(c)	02/12/49	185,689
140		5.894	(c)	02/12/51	140,008
190		6.059	(c)	02/15/51	185,387
	LB-UBS Commercial Mortgage Trust
325		5.276	(c)	02/15/41	297,654

$220		6.167	(c)%	09/15/45	$216,313
800	WF-RBS Commercial Mortgage Trust (d)	5.174	(c)	02/15/44	814,930
	Total Commercial Mortgage Backed Securities (Cost $3,727,478)				3,628,703

	Mortgages - Other (7.8%)
598	American Home Mortgage Investment Trust	0.367	(c)	12/25/46	364,439
	Chase Mortgage Finance Corp.
208		2.753	(c)	02/25/37	203,606
797		2.897	(c)	02/25/37	764,550
443		2.897	(c)	02/25/37	335,645
541		5.50		11/25/35	515,102
390	Countrywide Home Loan Mortgage Pass-Through Trust	0.727	(c)	02/25/35	331,976
546	Credit Suisse Mortgage Capital Certificates (d)	5.768	(c)	05/26/37	550,222
350	First Horizon Asset Securities, Inc.	6.25		11/25/36	334,190
31	GMAC Mortgage Corp. Loan Trust (d)	4.25		07/25/40	31,545
	GSR Mortgage Loan Trust
189		0.437	(c)	03/25/35	176,459
216		6.00		02/25/36	200,099
	Impac CMB Trust
505		0.717	(c)	10/25/34	383,071
543		0.767	(c)	10/25/34	382,737
23	Luminent Mortgage Trust	0.427	(c)	04/25/36	12,390
74	Mastr Adjustable Rate Mortgages Trust	4.983	(c)	02/25/36	68,075
162	MLCC Mortgage Investors, Inc.	0.71	(c)	04/25/29	144,207
220	Salomon Brothers Mortgage Securities VII, Inc.	2.775	(c)	12/25/30	221,481
358	Structured Asset Mortgage Investments, Inc.	0.417	(c)	05/25/45	224,915
675	Wells Fargo Mortgage Backed Securities Trust	5.00		04/25/35	691,760
	Total Mortgages - Other (Cost $5,777,569)				5,936,469

	Short-Term Investments (24.8%)
	U.S. Treasury Securities (10.9%)
	U.S. Treasury Bills
4,000	(f)	0.005		10/13/11	3,999,958
4,230	(f)(g)(h)	0.046		09/22/11	4,229,715
	Total U.S. Treasury Securities (Cost $8,229,673)				8,229,673

	Securities held as Collateral on Loaned Securities (5.6%)
	Repurchase Agreements (2.0%)
86	Barclays Capital, Inc. (0.15%, dated 07/29/11, due 08/01/11; proceeds $86,032; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bill 0.00% due 08/04/11; valued at $87,752)				86,031
549	Barclays Capital, Inc. (0.20%, dated 07/29/11, due 08/01/11; proceeds $549,436; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 0.00% due 01/03/12; valued at $560,420)				549,427
458	Deutsche Bank Securities, Inc. (0.25%, dated 07/29/11, due 08/01/11; proceeds $457,865; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.50% - 5.00% due 08/01/24 - 11/01/36; valued at $467,013)				457,856
406	Merrill Lynch & Co., Inc. (0.24%, dated 07/29/11, due 08/01/11; proceeds $405,537; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 2.50% due 10/20/38; valued at $413,640)				405,529
	Total Repurchase Agreements (Cost $1,498,843)				1,498,843

NUMBER OF SHARES (000)
	Investment Company (3.6%)
2,734	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,734,157)(i)				2,734,157
	Total Securities held as Collateral on Loaned Securities (Cost $4,233,000)				4,233,000

	Investment Company (8.3%)
6,317	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (Cost $6,316,884)(i)		$6,316,884
	Total Short-Term Investments (Cost $18,779,557)		18,779,557

	Total Investments (Cost $91,026,042) (j)(k)	124.7%	94,340,666
	Liabilities in Excess of Other Assets	(24.7)	(18,700,088)
	Net Assets	100.0%	$75,640,578

FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(a)	Security is subject to delayed delivery.
(b)	For the nine months ended July 31, 2011, the cost of purchases of Citigroup, Inc. and its affiliated broker dealers, which are affiliates of the Adviser, Administrator and Distributor, was $335,100.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2011.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2011.
(f)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(g)	A portion of this security has been physically segregated in connection with open futures contracts.
(h)

The value of loaned securities and related collateral outstanding at July 31, 2011 were $4,149,551 and $4,233,000, respectively. The Fund received cash collateral of $4,233,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(i)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund. The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(j)	Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.
(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at July 31, 2011:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
26	Long	U.S. Treasury 10 yr. Note, Sep-11	$3,267,875	$63,311
17	Long	U.S. Treasury 30 yr. Bond, Sep-11	2,178,125	55,380
9	Long	U.S. Treasury 2 yr. Note, Sep-11	1,979,297	281
4	Short	90 Day Euro $, Jun-13	(990,250)	(16,802)
4	Short	90 Day Euro $, Dec-13	(985,950)	(17,603)
4	Short	90 Day Euro $, Mar-13	(991,700)	(15,453)
4	Short	90 Day Euro $, Sep-13	(988,350)	(17,502)
39	Short	U.S. Treasury 5 yr. Note, Sep-11	(4,736,367)	(21,992)
		Net Unrealized Appreciation		$29,620

Interest Rate Swap Agreements Open at July 31, 2011:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	$7,850	3 Month LIBOR	Receive	0.80%	10/28/13	$(41,922)
Bank of America NA	3,290	3 Month LIBOR	Pay	2.10	10/28/17	21,393
Goldman Sachs International	1,190	3 Month LIBOR	Receive	3.77	04/15/20	(114,980)
		Net Unrealized Depreciation				$(135,509)

LIBOR            London Interbank Offered Rate.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments • July 31, 2011 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JULY 31, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Agency Adjustable Rate Mortgages	$883,571	—	$883,571	—
Agency Fixed Rate Mortgages	55,863,794	—	55,863,794	—
Asset-Backed Securities	1,933,848	—	1,933,848	—
Collateralized Mortgage Obligations - Agency Collateral Series	7,314,724	—	7,314,724	—
Commercial Mortgage Backed Securities	3,628,703	—	3,628,703	—
Mortgages - Other	5,936,469	—	5,936,469	—
Short-Term Investments
U.S. Treasury Securities	8,229,673	—	8,229,673	—
Repurchase Agreements	1,498,843	—	1,498,843	—
Investment Company	9,051,041	$9,051,041	—	—
Total Short-Term Investments	18,779,557	9,051,041	9,728,516	—
Futures	118,972	118,972	—	—
Interest Rate Swaps	21,393	—	21,393	—
Total Assets	$94,481,031	$9,170,013	$85,311,018	—

Liabilities:
Futures	$(89,352)	$(89,352)	—	—
Interest Rate Swaps	(156,902)	—	$(156,902)	—
Total Liabilities	$(246,254)	$(89,352)	$(156,902)	—
Total	$94,234,777	$9,080,661	$85,154,116	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of July 31, 2011, the Fund did not have any investments transfer between investment levels.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities;  (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
September 20, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2011